TAXATION - Components of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income (loss) before income tax expense
Income from Mainland China operations	¥ 5,905,159		¥ 9,143,316	¥ 10,550,583
Loss from non-Mainland China operations	(1,228,056)		(2,273,247)	(2,666,588)
Income before income tax expense	4,677,103	$ 668,817	6,870,069	7,883,995
Income tax expense (benefit) from Mainland China operations
Current income tax expense	1,892,115		2,595,844	2,243,600
Deferred tax expense (benefit)	(224,991)		223,235	(273,191)
Income tax expense from Mainland China operations	1,667,124		2,819,079	1,970,409
Income tax expense (benefit) from non-Mainland China operations
Current income tax expense	45,374		46,482	60,313
Deferred tax benefit	(26,409)		(73,672)	(36,331)
Income tax expense (benefit) from non-Mainland China operations	18,965		(27,190)	23,982
Total income tax expense	¥ 1,686,089	$ 241,108	¥ 2,791,889	¥ 1,994,391